Income Taxes - Provision for Income Taxes (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Hong Kong profits tax
- Current	$ 1,948	$ 1,047	$ 907
- Overprovision in previous year	(5,480)
Current income tax expense benefit	(3,532)	1,047	907
Tax interests and penalties	11,290
Provision for income tax	$ 7,758	$ 1,047	$ 907